Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Property, plant and equipment, gross	$ 7,386	$ 6,632
Accumulated depreciation	(2,776)	(2,245)
Net property, plant and equipment	4,610	4,387
Depreciation expense	509	349	$ 247
Noncash capital expenditures	124
Land
Property, plant and equipment
Property, plant and equipment, gross	172	105
Buildings
Property, plant and equipment
Property, plant and equipment, gross	1,390	1,301
Machinery and equipment
Property, plant and equipment
Property, plant and equipment, gross	5,282	4,723
Construction-in-progress
Property, plant and equipment
Property, plant and equipment, gross	$ 542	$ 503